Dreyfus New York AMT-Free Municipal Bond Fund (the "Registrant")

Incorporated herein by reference is a revised version of the Registrant's prospectus dated April 1, 2016, As Revised May 12, 2016 filed pursuant to Rule 497(e) under the Securities Act of 1933, as amended, on May 12, 2016 (SEC Accession No. 0000797920-16-000044).